Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income (loss) Before Income Taxes
Income (loss) before income taxes consisted of the following:

	Year Ended December 31,
	2021	2020
Domestic income (loss)	$802	$(28,300)
Foreign loss	(19,617)	(3,804)

Income (loss) before income taxes	$(18,815)	$(32,104)

Summary of Income Tax Provision
The income tax provision consists of the following:

	Year Ended December 31,
	2021	2020
Current income tax provisions:
Federal	$—	$—
State	—	—
Foreign	—	321

Current income tax provision	—	321

Deferred income tax expense:
Federal	—	—
State	—	—
Foreign	497	79

Deferred income tax expense	497	79

Total income tax provision	$497	$400

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate
The following table presents a reconciliation of the federal statutory rate of 21% to effective tax rate:

	Year Ended December 31,
	2021	2020
U.S. federal tax benefit at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	10.4%	3.5%
exactEarth acquisition costs	(5.5)%	0.0%
Merger costs	(7.4)%	0.0%
Merger contingent fees	8.6%	0.0%
Contingent earnout liability	68.2%	0.0%
Non-deductible expenses and other	0.6%	(0.9)%
Research and development credits	4.7%	5.4%
Foreign rate differential	7.8%	(0.6)%
Change in valuation allowance, net	(111.0)%	(29.6)%

Effective tax rate	(2.6)%	(1.2)%

Summary of Significant Components of Deferred Tax Assets (Liabilities)
The significant components of deferred tax assets (liabilities) are as follows:

	Year Ended December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$75,129	$38,529
Research and development credit carryforward	6,002	2,454
Stock-based compensation	599	52
Property and equipment	4,177	367
Intangibles	440	855
Other accruals	2,284	1,073

Gross deferred tax assets	88,631	43,330
Less: Valuation allowance	(74,558)	(43,330)

Net deferred tax assets	14,072	—
Deferred tax liabilities
Intangibles	(14,072)	—
Foreign property and equipment and intangibles	(835)	(338)

Gross deferred tax liabilities	(14,907)	(338)

Net deferred tax liabilities	$(835)	$(338)